Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 10,078,798	$ 7,920,461	$ 3,951,074
Cost of revenues	(7,576,049)	(4,912,281)	(1,551,295)
Gross profit	2,502,749	3,008,180	2,399,779
Operating expenses:
Selling expenses	(9,304,000)	(1,036,243)	(2,734,324)
Research and development expenses	(900,000)
General and administrative expenses	(895,060)	(815,723)	(924,188)
Total operating expenses	(11,099,060)	(1,851,966)	(3,658,512)
(Loss) income from operations	(8,596,311)	1,156,214	(1,258,733)
Other income:
Government subsidy income	842	498	1,994
Interest income	550	1,174	549
Loss on disposal of subsidiary	(52,697)
Other income (expenses)	81,622	37,077	(1,634)
Total other income, net	30,317	38,749	909
(Loss) income before income taxes	(8,565,994)	1,194,963	(1,257,824)
Income tax expenses	(76,171)	(98,158)
Net (loss) income	(8,642,165)	1,096,805	(1,257,824)
Other comprehensive income (loss) :
Foreign currency translation gain (loss)	61,977	(50,668)	55,652
Comprehensive (loss) income	$ (8,580,188)	$ 1,046,137	$ (1,202,172)
(Loss) earnings per share
Loss earning per share, basic	$ (0.52)	$ 0.07	$ (0.08)
Loss earning per share, diluted	$ (0.52)	$ 0.07	$ (0.08)
Weighted average shares outstanding, basic	16,527,261	16,000,000	16,000,000
Weighted average shares outstanding, diluted	16,527,261	16,000,000	16,000,000